RELATED PARTY TRANSACTIONS (Details)					1 Months Ended		12 Months Ended
	May 09, 2023 USD ($)	Feb. 09, 2021 USD ($)	Feb. 04, 2021 USD ($) shares	Oct. 23, 2020 USD ($) shares	Feb. 28, 2022 USD ($)	Jan. 31, 2021 shares	Dec. 31, 2023 USD ($) D $ / shares shares	Dec. 31, 2022 USD ($)	Nov. 03, 2023 $ / shares	Aug. 01, 2023 $ / shares	Jan. 03, 2023 USD ($)	Oct. 31, 2021 USD ($)	Oct. 01, 2020 USD ($)
Related Party Transaction [Line Items]
Common stock dividend (in Shares) | shares			718,750
Market price of public shares (in Dollars per share) | $ / shares							$ 6.20			$ 10.57
Sale price per share (in Dollars per share) | $ / shares									$ 10.73
Office space			$ 10,000
Incurred fees								$ 120,000
Accounts payable and accrued expenses							$ 0	120,000
Administrative support fee	$ 10,000
Outstanding fees due amount	$ 120,000
Price per warrant (in Dollars per share) | $ / shares							$ 1.00
Working capital loans											$ 480,000	$ 2,000,000
Additional working capital loans					$ 1,000,000
Working capital loan total net					$ 3,000,000
Principal balance amount							$ 480,000
Co-sponsors have advanced							795,000
Co-sponsors have advanced an additional							3,116,097
Promissory Notes
Related Party Transaction [Line Items]
Conversion amount							$ 1,500,000
Over-Allotment Option
Related Party Transaction [Line Items]
Stock issued subject to forfeiture (in Shares) | shares			656,250
Founder Shares
Related Party Transaction [Line Items]
Number of shares outstanding (in Shares) | shares						3,254,000
Founder Shares | First 50% of founder shares
Related Party Transaction [Line Items]
Percentage of shares							50.00%
Commencement period for placing shares in Escrow account							6 months
Market price of public shares (in Dollars per share) | $ / shares							$ 12.50
Threshold trading days | D							20
Threshold consecutive trading days | D							30
Founder Shares | Second 50% of Founder Shares
Related Party Transaction [Line Items]
Percentage of shares							50.00%
Commencement period for placing shares in Escrow account							6 months
Director
Related Party Transaction [Line Items]
Stock issued during period shares (in Shares) | shares							245,000
Stock issued during period value							$ 1,462,650
Sponsor purchased shares (in Shares) | shares						35,000
Sale price per share (in Dollars per share) | $ / shares							$ 5.97
Initial Stockholders
Related Party Transaction [Line Items]
Stock issued during period shares (in Shares) | shares			5,031,250
Related Party
Related Party Transaction [Line Items]
Co-sponsors have advanced							$ 3,104,097	$ 319,166
Sponsor
Related Party Transaction [Line Items]
Stock issued during period shares (in Shares) | shares				4,312,500
Stock issued during period value				$ 25,000
Sponsor purchased shares (in Shares) | shares						813,500
Related Party
Related Party Transaction [Line Items]
Promissory notes													$ 200,000
Repayments of promissory notes		$ 154,057